Principal Activities and Organization (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	May 16, 2011	Dec. 31, 2014	Jan. 26, 2011
Principal activities and organization
Net proceeds received by the Company from IPO, after deducting commissions and offering expenses	$ 65,243
Shanghai HQS
Principal activities and organization
Percentage of ownership interest in VIE		100.00%
Beijing HQS
Principal activities and organization
Percentage of ownership interest in VIE		100.00%
Xique
Principal activities and organization
Percentage of ownership interest in VIE		100.00%
Beijing Aizhenxin
Principal activities and organization
Percentage of ownership interest in VIE		100.00%
Jiayuan Shanghai Center
Principal activities and organization
Percentage of ownership interest in VIE subsidiary		100.00%
BVI Company
Principal activities and organization
Exchange ratio			1
Percentage of ownership interest in subsidiary		100.00%
Shanghai Miyuan
Principal activities and organization
Percentage of ownership interest in subsidiary		100.00%
Jiayuan Hong Kong
Principal activities and organization
Percentage of ownership interest in subsidiary		100.00%
Beijing Miyuan
Principal activities and organization
Percentage of ownership interest in subsidiary		100.00%
Ordinary shares
Principal activities and organization
Issuance of shares (in shares)	10,050,000
ADSs
Principal activities and organization
Issuance of shares (in shares)	6,700,000